Investment Strategy	Jan. 23, 2026
Advisor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. The sub-adviser seeks capital appreciation from opportunistic trading of fixed income securities and related instruments. Low volatility in the Fund’s name refers to the sub-adviser’s strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. Interest payments may also contribute to low volatility by providing a source of risk-managed returns. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. The technical strategies employed by the sub-adviser focus primarily on trend-following, momentum, relative strength and many other technical analysis strategies applied to domestic and international stock and bond markets to signal favorable or unfavorable market conditions. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities, including preferred stock. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invest primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties which it believes to be creditworthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty. The Fund’s use of swaps is generally limited by the requirements to pledge collateral to swap counterparties.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through long/short and market neutral mutual funds and ETFs as well as through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote:

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Investor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. The sub-adviser seeks capital appreciation from opportunistic trading of fixed income securities and related instruments. Low volatility in the Fund’s name refers to the sub-adviser’s strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. Interest payments may also contribute to low volatility by providing a source of risk-managed returns. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. The technical strategies employed by the sub-adviser focus primarily on trend-following, momentum, relative strength and many other technical analysis strategies applied to domestic and international stock and bond markets to signal favorable or unfavorable market conditions. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities, including preferred stock. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. These mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties which it believes to be creditworthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty. The Fund’s use of swaps is generally limited by the requirements to pledge collateral to swap counterparties.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through long/short and market neutral mutual funds and ETFs as well as through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Investor Class [Member] | Spectrum Active Advantage Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub adviser seeks to fulfill the Fund’s investment objective by using proprietary signals to evaluate general equity market conditions. “Active Advantage” in the Fund’s name reflects the sub-adviser’s belief that the type of active management in the Fund’s portfolio can provide an advantage in a shareholder’s portfolio when compared to, or in addition to, buy-and-hold management. Technical analysis and research employed by the sub-adviser is used to develop strategies applied to domestic and international stock and bond markets to “signal” favorable or unfavorable market conditions. Technical analysis examples may include trend, momentum, relative strength, sentiment, mean reversion, price, volatility, and liquidity analysis.

The sub-adviser focuses on equities and may employ leverage in especially favorable conditions. The sub-adviser invests without restriction as to issuer market capitalization, market sector or country. In unfavorable conditions, the sub-adviser emphasizes capital preservation by decreasing equity exposure and increasing the Fund’s allocation to cash equivalents, fixed income securities, reducing leverage, and hedging depending on the environment.

The sub-adviser employs signal-driven short-term and intermediate-term trading strategies focusing on various equity sectors, for example, large cap, small cap, mid cap, and emerging markets sectors. Proprietary strategy research determines the amount of exposure to each equity sector. Implementation is made primarily through stock index futures and swaps on sector-representative baskets of stocks. Baskets of stocks are selected as a substitute for an entire sector by using beta and correlation analysis to identify a sector-tracking basket. Beta is a measure of returns relative to an index. For example, a stock with returns that track the S&P 500 Index would have a beta of one. Correlation analysis is a measure of the degree to which two returns move directionally in relation to each other. For example, a stock with returns that move up or down when the S&P 500 Index moves up or down would have a correlation of one. In especially favorable conditions, the sub-adviser uses swap and futures contracts and/or borrowing to leverage the Fund’s portfolio. Also, when it believes market conditions, or certain market sector conditions are unfavorable, the sub-adviser may reduce market exposure by using a long/short strategy of buying what it believes to be the best performing assets while taking a short futures or swap position on a stock market index or through long/short and market neutral mutual funds and ETFs.. The Fund’s use of derivatives is generally limited by the requirements to pledge collateral to counterparties.

Because equity derivatives require relatively small investments in the form of collateral pledged, the Fund has significant cash assets to invest. The sub-adviser’s cash management program focuses on short-term U.S. T-Bills, as augmented by swaps on fixed income mutual funds and ETFs. The sub-adviser selects these reference assets for swaps without restriction as to issuer type, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs. These underlying investments include high yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects, as reference assets for swaps, fixed income mutual funds and ETFs that have relatively strong recent returns and low risk (defined as return volatility). The sub-adviser also considers fixed income mutual fund and ETF size, fees, management experience and liquidity as part of the cash management program. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Investor Class [Member] | Spectrum Unconstrained Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest on debt securities and dividends on preferred stocks while seeking to avoid some downside volatility and risk. “Unconstrained” in the Fund’s name refers to the sub-adviser’s strategy of allowing the Fund to participate in various fixed income asset classes as well as employing considerable leverage in certain market environments. Although the Fund’s objective is not low volatility, the sub-adviser will attempt to limit the Fund’s investment losses such that they will not exceed the S&P 500 Index losses over any full market cycle. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets.

The technical strategies employed by the sub-adviser focus primarily on trend-following, momentum, and relative strength strategies as applied to domestic and international stock and bond markets to signal favorable or unfavorable market conditions. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser may use significant leverage through swap contracts, futures, options and/or borrowing to invest in more securities. During unfavorable market conditions, the sub-adviser may emphasize capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily fixed income exchange-traded funds (“ETFs”) and mutual funds that invest in investment-grade and non-investment grade fixed income securities, preferred stocks as well as derivative instruments. Derivatives include options and futures contracts on interest rate-related assets or indexes, currency forwards, and swap agreements. The Fund may also invest directly in the preceding derivatives. The Fund’s use of derivatives is generally limited by the requirements to pledge collateral to counterparties, Investment Company Act rules, and Securities and Exchange Commission related guidance. These derivatives are used as substitutes for the underlying reference asset or index. Swaps include credit default swaps that may be based on the returns of a single asset or an index.

The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held directly or by the mutual funds and ETFs in which it invests. The ETFs and mutual funds may invest in foreign countries including emerging markets. When the Sub-Adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in ETFs and mutual funds that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser also considers ETF and mutual fund fees, management experience and liquidity. The Fund does not invest more than 25% of its assets in swap agreements with any one counterparty.

The sub-adviser will seek to sell securities, and reduce swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through long/short and market neutral mutual funds and ETFs as well as inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover well in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote:

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)